Right-of-Use Asset and Lease Liabilities - Maturities of operating lease liabilities (Details) - HZO, Inc. and Subsidiaries - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Asset and Lease Liabilities
2026 (remaining)	$ 676,169	$ 1,323,468
2027	1,121,280	1,101,590
2028	758,944	753,945
2029	649,382	649,382
2030	50,673	50,673
Total lease payments	3,256,448	3,879,058
Less: imputed interest	(711,554)	(964,452)
Total lease obligations	2,544,894	2,914,606
Less: current obligations	(989,854)	(982,996)	$ (1,015,052)
Long-term lease obligations	$ 1,555,040	$ 1,931,610	$ 2,635,658